Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
28-Feb-2015
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
23
16-Mar-2015
Payment Date
28-Feb-2015
1-Feb-2015
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
12-Mar-2015
Record Date
13-Mar-2015
30
27
16-Mar-2015
17-Feb-2015
15-Mar-2015
15-Feb-2015
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
Class A-1 Notes
0.000000
478,850,000.00
0.000000
0.00
0.00
0.00
Class A-2 Notes
0.000000
796,000,000.00
0.000000
0.00
162,915,261.89
83,160,185.38
Class A-3 Notes
135.178096
590,000,000.00
0.140949
79,755,076.51
154,350,000.00
154,350,000.00
Class A-4 Notes
0.000000
154,350,000.00
1.000000
0.00
317,265,261.89
Total Note Balance
2,019,200,000.00
237,510,185.38
79,755,076.51
Overcollateralization
449,909,836.24
449,909,836.24
Total Securitization Value
2,399,519,126.59
380,319,126.59
present value of lease payments
present value of Base Residual Value
767,175,098.13
687,420,021.62
584,016,838.63
1,518,755,204.64
880,763,921.95
117,675,742.85
103,403,182.99
649,499,355.28
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
449,909,836.24
18.75%
380,319,126.59
15.85%
449,909,836.24
18.75%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.270000%
0.000000
0.00
0.000000
0.00
Class A-2 Notes
0.490000%
0.000000
0.00
0.000000
0.00
Class A-3 Notes
0.590000%
0.135763
79,835,176.51
135.313858
80,100.00
Class A-4 Notes
0.720000%
0.600000
92,610.00
0.600000
92,610.00
$79,927,786.51
Total
172,710.00

Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
28-Feb-2015
Lease Payments Received
Net Sales Proceeds-early terminations (including Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
15,138,232.73
591,788.46
82,729,689.51
0.00
0.00
32,586.04
82,730,392.37
0.00
82,730,392.37
702.86
30,631,177.45
36,960,279.33
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
639,312.58
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distribution Amount
172,710.00
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distribution Amount
(7) Additional Servicing Fee and Transition Costs
0.00
79,755,076.51
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
2,163,293.28
Total Distribution
82,730,392.37
Distributions
Available Funds
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
639,312.58
639,312.58
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
172,710.00
172,710.00
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
80,100.00
0.00
80,100.00
thereof on Class A-4 Notes
92,610.00
0.00
92,610.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
172,710.00
172,710.00
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
79,755,076.51
0.00
79,755,076.51
Principal Distribution Amount
79,755,076.51
79,755,076.51
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
28-Feb-2015
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
11,997,595.63
0.00
0.00
11,997,595.63
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
610.81
92.05
92.05
92.05
702.86
11,997,595.63
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
28-Feb-2015
Pool Statistics
Securitization Value end of Collection Period
767,175,098.13
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
28.65%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
57,098
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
687,420,021.62
7,149,677.61
0.00
33,681,273.75
27,425,344.86
11,498,780.29
2,399,519,126.59
23,784
21,423
90.04%
1,721,197,534.44
608,975,263.04
6.34%
6.34%
8.77
31.18
Cumulative Turn-in Ratio
Aggregate Base Residual Value
9.42
25.13
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.47%
51.79%

Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
28-Feb-2015
Delinquency Profile *
0.01%
101,777.31
91-120 Days Delinquent
21,314
82
24
2,793,768.75
683,674,499.68
849,975.88
100.00%
21,423
687,420,021.62
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.46%
Current
0.12%
0.41%
31-60 Days Delinquent
61-90 Days Delinquent
3
Credit Loss
Securitization Value of Defaulted Leases BOP
Current
Less Liquidation Proceeds
Less Recoveries
Current Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.070%
Residual Loss
Less sales proceeds and other payments received during
Collection Period
Current Residual Loss / (Gain)
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(165,824.35)
1,685,616.18
740,988.11
(0.347%)
(8,325,907.20)
67,515,308.11
791,198.90
66,724,109.21
Current
593,559.91
313,252.55